Preferred-Plus ETF
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 0.2%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (a)	1,268	$23,078
TOTAL CLOSED-END FUNDS (Cost $29,540)		23,078

PREFERRED STOCKS - 99.0%
Agriculture - 2.0%
CHS, Inc.
Series 2, 7.100% (3 Month LIBOR USD + 4.298%), 03/31/2024 (a)(f)(g)	4,358	110,388
Series 4, 7.500%, 01/21/2025 (a)(g)	5,057	132,949
		243,337
Auto Manufacturers - 2.8%
Ford Motor Co.
6.000%, 12/01/2059 (a)(h)	7,043	170,863
6.200%, 06/01/2059 (a)(h)	6,388	158,678
		329,541
Banks - 40.2% (e)
Bank of America Corp.
Series HH, 5.875%, 07/31/2023 (g)	4,463	110,102
Series LL, 5.000%, 09/17/2024 (g)	6,510	141,853
Series PP, 4.125%, 02/02/2026 (g)	5,654	103,581
Series QQ, 4.250%, 11/17/2026 (g)	5,692	106,440
Series SS, 4.750%, 02/17/2027 (g)	6,826	140,411
Citigroup Capital XIII
11.643% (3 Month LIBOR USD + 6.370%), 10/30/2040 (a)(f)(h)	4,452	126,704
Citigroup, Inc.
Series J, 7.125% (SOFR + 4.302%), 09/30/2023 (f)(g)(j)	1,272	32,360
Series K, 6.875% (SOFR + 4.392%), 11/15/2023 (a)(f)(g)(j)	2,327	58,943
Citizens Financial Group, Inc.
Series D, 6.350% (SOFR + 3.904%), 04/06/2024 (f)(g)(j)	6,640	152,454
ConnectOne Bancorp, Inc.
Series A, 5.250% (5 Year CMT Rate + 4.420%), 09/01/2026 (f)(g)	5,414	93,337
Fifth Third Bancorp
Series I, 6.625% (3 Month LIBOR USD + 3.710%), 12/31/2023 (f)(g)	1,951	48,834
Series K, 4.950%, 09/30/2024 (a)(g)	4,328	94,740
First Citizens BancShares, Inc.
Series A, 5.375%, 03/15/2025 (a)(g)	4,871	98,394
JPMorgan Chase & Co.
Series DD, 5.750%, 12/01/2023 (g)	9,790	246,121
Series EE, 6.000%, 03/01/2024 (g)	4,891	124,427
Series LL, 4.625%, 06/01/2026 (g)	5,832	119,439
KeyCorp
6.200% (5 Year CMT Rate + 3.132%), 12/15/2027 (f)(g)	6,880	131,270
Series E, 6.125% (SOFR + 4.154%), 12/15/2026 (a)(f)(g)(j)	5,424	108,534
Merchants Bancorp
8.250% (5 Year CMT Rate + 4.340%), 10/01/2027 (f)(g)	3,000	73,350
Midland States Bancorp, Inc.
7.750% (5 Year CMT Rate + 4.713%), 09/30/2027 (f)(g)	4,793	118,147
Morgan Stanley
Series F, 6.875%, 01/15/2024 (a)(g)	6,831	172,961
Series K, 5.850%, 04/15/2027 (a)(g)	7,711	181,286
Series P, 6.500%, 10/15/2027 (g)	5,200	134,992
Old National Bancorp
Series C, 7.000%, 08/20/2025 (a)(g)	6,510	166,331
PacWest Bancorp
Series A, 7.750% (5 Year CMT Rate + 4.820%), 09/01/2027 (f)(g)	9,250	141,063
Regions Financial Corp.
Series C, 5.700% (3 Month LIBOR USD + 3.148%), 05/15/2029 (a)(f)(g)	6,510	133,130
State Street Corp.
Series D, 5.900%, 03/15/2024 (g)	5,424	137,987
Series G, 5.350%, 03/15/2026 (g)	4,273	98,108
Synovus Financial Corp.
Series E, 5.875% (5 Year CMT Rate + 4.127%), 07/01/2024 (f)(g)	10,682	220,583
The Goldman Sachs Group, Inc.
Series J, 8.977% (3 Month LIBOR USD + 3.640%), 07/31/2023 (f)(g)	3,679	93,851
Series K, 6.375% (SOFR + 3.812%), 05/10/2024 (f)(g)(j)	1,326	33,070
Truist Financial Corp.
Series R, 4.750%, 09/01/2025 (a)(g)	6,930	139,154
US Bancorp
Series K, 5.500%, 10/15/2023 (g)	6,510	148,103
Wells Fargo & Co.
Series L, 7.500%, 09/15/2023 (a)(g)	68	78,336
Series Q, 5.850%, 09/15/2023 (a)(g)	6,665	166,692
Series R, 6.625%, 03/15/2024 (g)	3,449	86,949
WesBanco, Inc.
Series A, 6.750% (5 Year CMT Rate + 6.557%), 11/15/2025 (f)(g)	5,424	128,820
Western Alliance Bancorp
Series A, 4.250% (5 Year CMT Rate + 3.452%), 09/30/2026 (f)(g)	8,000	114,400
Wintrust Financial Corp.
Series E, 6.875% (5 Year CMT Rate + 6.507%), 07/15/2025 (f)(g)	6,640	161,950
		4,767,207
Distribution & Wholesale - 1.7%
WESCO International, Inc.
Series A, 10.625% (5 Year CMT Rate + 10.325%), 06/22/2025 (a)(f)(g)	7,548	201,683

Diversified Financial Services - 6.7%
Air Lease Corp.
Series A, 6.150% (3 Month LIBOR USD + 3.650%), 03/15/2024 (a)(f)(g)	6,510	147,777
B. Riley Financial, Inc.
5.000%, 12/31/2026 (h)	2,767	52,296
Capital One Financial Corp.
Series I, 5.000%, 12/01/2024 (a)(g)	5,493	106,729
Series J, 4.800%, 06/01/2025 (a)(g)	3,301	60,540
Stifel Financial Corp.
Series D, 4.500%, 08/15/2026 (g)	6,555	106,781
Synchrony Financial
Series A, 5.625%, 11/15/2024 (a)(g)	9,600	160,704
Voya Financial, Inc.
Series B, 5.350% (5 Year CMT Rate + 3.210%), 09/15/2029 (f)(g)	6,983	155,511
		790,338
Electric - 9.1%
Algonquin Power & Utilities Corp. (b)
6.875% (3 Month LIBOR USD + 3.677%), 10/17/2078 (f)(h)	3,320	84,394
Series 19-A, 6.200% (3 Month LIBOR USD + 4.010%), 07/01/2079 (f)(h)	6,640	158,497
Brookfield BRP Holdings Canada, Inc. (b)
4.625%, 04/30/2026 (g)	2,600	40,508
CMS Energy Corp.
5.875%, 03/01/2079 (h)	3,255	79,259
National Rural Utilities Cooperative Finance Corp.
Series US, 5.500%, 05/15/2064 (a)(h)	5,424	131,478
SCE Trust III
Series H, 5.750% (3 Month LIBOR USD + 2.990%), 03/15/2024 (f)(g)	5,434	125,308
SCE Trust IV
Series J, 5.375% (3 Month LIBOR USD + 3.132%), 09/15/2025 (a)(f)(g)	5,424	107,178
SCE Trust V
Series K, 5.450% (3 Month LIBOR USD + 3.790%), 03/15/2026 (a)(f)(g)	5,534	123,298
Sempra Energy
5.750%, 07/01/2079 (h)	6,510	156,891
The Southern Co.
Series 2020, 4.950%, 01/30/2080 (h)	3,255	74,767
		1,081,578
Gas - 1.3%
NiSource, Inc.
Series B, 6.500% (5 Year CMT Rate + 3.632%), 03/15/2024 (a)(f)(g)	6,041	152,173

Insurance - 16.4%
American Equity Investment Life Holding Co.
Series A, 5.950% (5 Year CMT Rate + 4.322%), 12/01/2024 (a)(f)(g)	8,075	171,998
Series B, 6.625% (5 Year CMT Rate + 6.297%), 09/01/2025 (a)(f)(g)	7,606	175,623
Aspen Insurance Holdings Ltd. (b)
5.625%, 10/01/2024 (g)	3,255	57,939
Athene Holding Ltd. (b)
Series A, 6.350% (3 Month LIBOR USD + 4.253%), 06/30/2029 (a)(f)(g)	10,831	227,451
Series C, 6.375% (5 Year CMT Rate + 5.970%), 06/30/2025 (f)(g)	4,311	100,748
Brighthouse Financial, Inc.
6.250%, 09/15/2058 (a)(h)	3,684	81,637
Series B, 6.750%, 06/25/2025 (a)(g)	7,756	180,405
Series C, 5.375%, 12/25/2025 (g)	3,924	65,452
Enstar Group Ltd. (b)
Series D, 7.000% (3 Month LIBOR USD + 4.015%), 09/01/2028 (a)(f)(g)	6,510	148,493
Equitable Holdings, Inc.
Series A, 5.250%, 12/15/2024 (a)(g)	7,439	148,706
Jackson Financial, Inc.
8.000% (5 Year CMT Rate + 3.728%), 03/30/2028 (f)(g)	2,600	64,844
Kemper Corp.
5.875% (5 Year CMT Rate + 4.140%), 03/15/2062 (f)(h)	4,871	85,243
MetLife, Inc.
Series E, 5.625%, 07/31/2023 (g)	6,030	149,062
Series F, 4.750%, 03/15/2025 (g)	6,604	140,005
Prudential Financial, Inc.
5.625%, 08/15/2058 (h)	3,130	77,937
Unum Group
6.250%, 06/15/2058 (h)	3,255	77,339
		1,952,882
Investment Companies - 0.6%
Oaktree Capital Group, LLC
Series B, 6.550%, 09/15/2023 (g)	3,255	72,684

Pipelines - 2.5%
Energy Transfer LP
Series E, 7.600% (3 Month LIBOR USD + 5.161%), 05/15/2024 (a)(f)(g)	7,606	185,434
NuStar Logistics LP
11.994% (3 Month LIBOR USD + 6.734%), 01/15/2043 (f)(h)	4,243	107,348
		292,782
Real Estate Investment Trusts - 11.0%
AGNC Investment Corp.
Series F, 6.125% (3 Month LIBOR USD + 4.697%), 04/15/2025 (f)(g)	7,600	159,524
Annaly Capital Management, Inc.
Series F, 10.531% (3 Month LIBOR USD + 4.993%), 08/02/2023 (f)(g)	3,162	80,315
Series I, 6.750% (3 Month LIBOR USD + 4.989%), 06/30/2024 (f)(g)	3,220	75,509
Arbor Realty Trust, Inc.
Series F, 6.250% (SOFR + 5.440%), 10/12/2026 (f)(g)(j)	7,541	157,984
Hudson Pacific Properties, Inc.
Series C, 4.750%, 11/16/2026 (g)	3,195	29,905
KKR Real Estate Finance Trust, Inc.
Series A, 6.500%, 04/16/2026 (a)(g)	5,532	99,576
MFA Financial, Inc.
Series C, 6.500% (3 Month LIBOR USD + 5.345%), 03/31/2025 (f)(g)	2,722	53,705
Pebblebrook Hotel Trust
Series G, 6.375%, 05/13/2026 (a)(g)	6,510	121,737
Public Storage
Series M, 4.125%, 08/14/2025 (a)(g)	1,138	22,646
Series S, 4.100%, 01/13/2027 (g)	3,800	73,872
Sachem Capital Corp.
6.875%, 12/30/2024 (a)(h)	3,133	73,625
6.000%, 12/30/2026 (h)	3,133	65,323
Series A, 7.750%, 06/29/2026 (a)(g)	6,510	131,503
Vornado Realty Trust
Series N, 5.250%, 11/24/2025 (a)(g)	8,686	130,116
Series O, 4.450%, 09/22/2026 (g)	1,886	25,423
		1,300,763
Savings & Loans - 1.4%
New York Community Bancorp, Inc.
Series A, 6.375% (3 Month LIBOR USD + 3.821%), 03/17/2027 (f)(g)	7,710	168,926

Telecommunications - 3.3%
AT&T, Inc.
5.625%, 08/01/2067 (h)	3,195	80,290
Series A, 5.000%, 12/12/2024 (a)(g)	1,271	28,369
Series C, 4.750%, 02/18/2025 (a)(g)	6,165	129,958
Telephone and Data Systems, Inc.
Series UU, 6.625%, 03/31/2026 (a)(g)	6,510	98,301
U.S. Cellular Corp.
5.500%, 03/01/2070 (h)	3,775	55,115
		392,033
TOTAL PREFERRED STOCKS (Cost $13,546,982)		11,745,927

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 5.01% (d)	43,195	43,195
TOTAL MONEY MARKET FUNDS (Cost $43,195)		43,195

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 0.0% (k)
PURCHASED PUT OPTIONS - 0.0% (k)
CBOE Mini S&P 500 Index
Expiration: July 2023, Exercise Price: $340 (i)	39	136	$1,326,000
Expiration: July 2023, Exercise Price: $350 (i)	50	575	1,750,000
Expiration: August 2023, Exercise Price: $360 (i)	51	1,224	1,836,000
TOTAL PURCHASED OPTIONS (Cost $4,556)		1,935

TOTAL INVESTMENTS (Cost $13,624,273) - 99.6%		11,814,135
Other Assets and Liabilities, Net - 0.4%		46,096
NET ASSETS - 100.0%		$11,860,231

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
CMT Constant Maturity Treasury Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

(a) A portion or all of the security has been segregated or earmarked as collateral for written options. As of June 30, 2023, the value of these securities amounts to $4,181,522 or 35.3% of net assets.

(b) Foreign issued security.
(c) Each contract has a multiplier of 100.
(d) The rate shown is the seven-day yield at period end.
(e) To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(f) Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(g) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.
(h) Security may be called/redeemed by the issuer as of an earlier date.
(i) Held in connection with a written option, see Schedule of Written Options for more detail.
(j) Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment.
(k) Less than 0.05%.

Preferred-Plus ETF
Schedule of Written Options
June 30, 2023 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
CBOE Mini S&P 500 Index
Expiration: July 2023, Exercise Price: $405	39	$663	$1,579,500
Expiration: July 2023, Exercise Price: $410	50	2,725	2,050,000
Expiration: August 2023, Exercise Price: $418	51	7,217	2,131,800
TOTAL WRITTEN OPTIONS (Premiums Received $32,633)		$10,605

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$23,078	$-	$-	$23,078
Money Market Funds	43,195	-	-	43,195
Preferred Stocks*	11,745,927	-	-	11,745,927
Purchased Put Options	-	1,935	-	1,935
Total Investments - Assets	$11,812,200	$1,935	$-	$11,814,135

Other Financial Instruments - Liabilities:
Written Put Options	$-	$10,605	$-	$10,605

* See the Schedule of Investments for industry classifications.